Statement of Changes in Stockholders' Equity - USD ($)	Total	Capitol Acquisition Corp. III [Member]	Common Stock Capitol Acquisition Corp. III [Member]	Additional Paid-in Capital Capitol Acquisition Corp. III [Member]	Accumulated Deficit Capitol Acquisition Corp. III [Member]
Balance at Jul. 13, 2015		$ 5,000,001	$ 969	$ 5,115,537	$ (116,505)
Balance (Shares) at Jul. 13, 2015			9,680,095
Common stock issued to initial stockholders		25,000	$ 1,006	23,994	0
Common stock issued to initial stockholders (Shares)			10,062,500
Contribution of sponsors’ shares for no consideration		0	$ (143)	143	0
Contribution of sponsors’ shares for no consideration (Shares)			(1,437,500)
Sale of 32,500,000 units, net underwriters’ discount and offering expenses		306,290,553	$ 3,250	306,287,303	0
Sale of 32,500,000 units, net underwriters’ discount and offering expenses (Shares)			32,500,000
Proceeds from issuance of sponsors’ warrants, at $1 per warrant		8,250,000	$ 0	8,250,000	0
Forfeiture of initial stockholders’ shares pursuant to partial exercise of underwriters’ overallotment		0	$ (50)	50	0
Forfeiture of initial stockholders’ shares pursuant to partial exercise of underwriters’ overallotment (Shares)			(500,000)
Shares subject to possible redemption		(309,449,047)	$ (3,094)	(309,445,953)	0
Shares subject to possible redemption (Shares)			(30,944,905)
Net Loss		(116,505)	$ 0	0	(116,505)
Balance at Dec. 31, 2015		5,000,001
Shares subject to possible redemption		653,234	$ 12	653,222	0
Shares subject to possible redemption (Shares)			134,774
Net Loss		(653,234)	$ 0	0	(653,234)
Balance at Dec. 31, 2016	$ (359,754,000)	$ 5,000,001	$ 981	$ 5,768,759	$ (769,739)
Balance (Shares) at Dec. 31, 2016			9,814,869
Net Loss	(88,550,000)
Balance at Sep. 30, 2017	$ 346,842,000